Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Cash and cash equivalents	$ 4,902	$ 1,346		$ 7,913
Restricted cash				64
Total cash, cash equivalents and restricted cash	$ 4,902	$ 1,346	$ 4,796	$ 7,977	$ 9,545